Leatherback Long/Short Alternative Yield ETF
Schedule of Investments
November 30, 2025 (Unaudited)
COMMON STOCKS - 115.7%	Shares	Value
Consumer Discretionary Services - 5.3%
Vail Resorts, Inc.	8,998	$1,261,610

Consumer Staple Products - 11.2%
Altria Group, Inc.	18,308	1,080,355
Keurig Dr Pepper, Inc.	25,768	718,927
Lamb Weston Holdings, Inc.	14,694	867,828
		2,667,110

Financial Services - 17.3%
Global Payments, Inc.	13,892	1,052,458
MSCI, Inc. - Class A	1,365	769,478
PayPal Holdings, Inc.	12,315	772,027
SLM Corp.	21,399	626,991
Visa, Inc. - Class A	2,717	908,673
		4,129,627

Health Care - 10.3%
Becton Dickinson & Co.	4,313	836,808
CVS Health Corp.	10,154	815,975
Viatris, Inc.	74,756	799,142
		2,451,925

Industrial Products - 6.6%
Honeywell International, Inc.	4,442	853,708
L3Harris Technologies, Inc.	2,570	716,233
		1,569,941

Industrial Services - 3.2%
Union Pacific Corp.	3,269	757,852

Insurance - 5.0%
Old Republic International Corp.	25,858	1,192,054

Materials - 18.1%
Alamos Gold, Inc.	25,175	944,063
Amrize Ltd. (a)	21,298	1,097,060
Hecla Mining Co.	57,093	960,304
Newmont Corp.	14,593	1,324,023
		4,325,450

Media - 2.8%
Comcast Corp. - Class A	25,542	681,716

Oil & Gas - 11.3%
Exxon Mobil Corp.	8,670	$1,005,026
Phillips 66	6,760	925,850
Range Resources Corp.	19,394	765,869
		2,696,745

Real Estate - 2.8%
Millrose Properties, Inc. - Class A - REIT	22,288	678,892

Retail & Wholesale - Discretionary - 4.0%
eBay, Inc.	11,625	962,434

Retail & Wholesale - Staples - 4.1%
Bunge Global SA	10,224	982,220

Utilities - 13.7%
Avista Corp.	30,483	1,261,387
Essential Utilities, Inc.	25,026	990,779
PG&E Corp.	63,844	1,029,165
		3,281,331

TOTAL COMMON STOCKS (Cost $25,843,463)		27,638,907

PREFERRED STOCKS - 8.9%	Shares	Value
Consumer Finance - 4.7%
AGNC Investment Corp., - REIT, Series F, 9.28% (3 mo. Term SOFR + 4.96%), Perpetual	45,327	1,125,016

Real Estate - 4.2%
EPR Properties – REIT, Series C, 5.75%, Perpetual	42,140	992,397

TOTAL PREFERRED STOCKS (Cost $2,104,230)		2,117,413

SHORT-TERM INVESTMENTS - 0.2%	Shares	Value
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 3.92%(b)	48,561	48,561

TOTAL SHORT-TERM INVESTMENTS (Cost $48,561)		48,561

TOTAL INVESTMENTS - 124.8% (Cost $27,996,254)		$29,804,881
Liabilities in Excess of Other Assets - (24.8)%		(5,919,171)
TOTAL NET ASSETS - 100.0%		$23,885,710

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of November 30, 2025.

Leatherback Long/Short Alternative Yield ETF
Schedule of Securities Sold Short
November 30, 2025 (Unaudited)
COMMON STOCKS - (35.9)%	Shares	Value
Consumer Discretionary Products - (2.5)%
Tapestry, Inc.	(3,139)	$(343,030)
Tesla, Inc.	(584)	(251,219)
		(594,249)

Financial Services - (8.2)%
Affirm Holdings, Inc. - Class A	(6,028)	(427,687)
Blackrock, Inc.	(318)	(333,041)
Blackstone, Inc.	(2,616)	(383,035)
Coinbase Global, Inc. - Class A	(1,079)	(294,373)
Robinhood Markets, Inc. - Class A	(4,060)	(521,669)
		(1,959,805)

Industrial Products - (1.5)%
GE Aerospace	(1,204)	(359,334)

Industrial Services - (1.6)%
Delta Air Lines, Inc.	(6,008)	(385,113)

Media - (4.7)%
AppLovin Corp. - Class A	(712)	(426,830)
DoorDash, Inc. - Class A	(1,778)	(352,702)
Roblox Corp. - Class A	(3,604)	(342,488)
		(1,122,020)

Retail & Wholesale - Discretionary - (2.1)%
Carvana Co. - Class A	(1,325)	(496,212)

Retail & Wholesale - Staples - (3.1)%
Five Below, Inc.	(2,459)	(405,465)
Ollie’s Bargain Outlet Holdings, Inc.	(2,730)	(336,090)
		(741,555)

Software & Tech Services - (4.1)%
CoreWeave, Inc. - Class A	(3,592)	(262,647)
IonQ, Inc.	(7,016)	(345,889)
Palantir Technologies, Inc. - Class A	(2,231)	(375,812)
		(984,348)

Tech Hardware & Semiconductors - (7.0)%
Credo Technology Group Holding Ltd.	(2,739)	(486,446)
NVIDIA Corp.	(1,937)	(342,849)
Rigetti Computing, Inc.	(16,579)	(423,925)

Western Digital Corp.	(2,494)	$(407,345)
		(1,660,565)

Utilities - (1.1)%
Oklo, Inc. - Class A	(2,851)	(260,524)

TOTAL COMMON STOCKS (Proceeds $7,819,393)		(8,563,725)

TOTAL SECURITIES SOLD SHORT - (35.9)% (Proceeds $7,819,393)		$(8,563,725)

Percentages are stated as a percent of net assets.